Label	Element	Value
Document And Entity Information Elements	ck0001593547_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 23, 2015
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 23, 2015
Prospectus Date	rr_ProspectusDate	Nov. 23, 2015